ALLIANCE GLOBAL SMALL CAP FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

March 5, 1997

Dear Shareholder:

During the six-month period since our last report, global financial markets have enjoyed strong gains, and Alliance Global Small Cap Fund has experienced solid returns. The following table shows how your Fund performed during the 6- and 12-month periods ended January 31, 1997. For comparison, we've shown the performance for the unmanaged Morgan Stanley Capital International (MSCI) World Index, which measures stock market performance in 23 countries, as well as performance for the Lipper Global Small Company Funds Average, which tracks 27 funds with investment objectives similar to that of your Fund.

INVESTMENT RETURNS*
Total Return for the Periods Ended January 31, 1997
                               6 MONTHS   12 MONTHS
                               --------   ---------
ALLIANCE GLOBAL SMALL CAP FUND
   Class A                      13.89%      19.99%
   Class B                      13.33       19.05
   Class C                      13.30       19.01

MSCI WORLD INDEX                11.18       12.81

LIPPER GLOBAL SMALL COMPANY
  FUNDS AVERAGE                  9.39       15.99


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF 1/31/97. THE TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. FOR ADDITIONAL PERFORMANCE INFORMATION, PLEASE SEE PAGE 3.


The Fund's superior performance relative to the benchmarks was primarily driven by growth stocks, which have done exceptionally well in a global environment of low inflation, stable prices, and low interest rates.

AREAS OF U.S. INVESTMENT
Within the energy sector, we continue to see rising daily rates for offshore drilling rigs. At the same time, the worldwide shortage of offshore drilling rigs is becoming increasingly apparent to the investment community. Following strong performance in 1995, drilling companies were again one of the best performing equity sectors in 1996. We particularly like Parker Drilling and Rowan Companies. We also believe the outlook for the U.S. refining business is positive and have invested in Valero Energy.

The Fund has also benefited from its positions in the lodging sector. We have purchased holdings in three companies which offer business and leisure travelers accommodations on an extended basis. While the average stay in these facilities is six weeks, approximately a quarter of all guests stay at least six months. Holdings servicing this new and rapidly expanding market are:
Extended Stay America, Suburban Lodges of America, and Studio Plus Hotels.

Footwear and apparel companies have continued to report strong earnings. Holdings in Nine West Group and Timberland have added to the Portfolio's gains. Trends favoring casual wear have likewise benefited our positions in Tommy Hilfiger and Jones Apparel Group.

With higher oil prices, the airline industry has suffered and our exposure in this area hurt performance during the last several months. Nevertheless, we continue to own Continental Airlines, Alaska Air Group, and America West Holdings. Airplanes are flying with record average passenger loads--71% in 1996 and 66% in 1995. These are the highest industry load factors since World War
II. Last year was the first time in several years airlines were generally profitable, and we believe we are in the third year of a positive, multi-year cycle for the industry. Airlines are using their cash flow to pay down debt and restructure their balance sheets. As demand outpaces capacity growth, pricing power is increasing. This contrasts sharply with past cycles when airlines used profits to buy more planes and increase capacity in order to maximize revenue growth, only to erode their pricing power.

INTERNATIONAL INVESTMENTS
The Fund's traditional emphasis on growth companies resulted in strong performance from our European holdings. Scandinavian and Spanish issues performed particularly well. We are selling some long-term growth holdings which have reached lofty valuations in order to buy capital goods and quasi-cyclical shares.


1



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Despite significant reductions in our Japanese weightings during the fourth quarter, the Fund's Japanese exposure slowed overall performance. Positions in pharmaceuticals, technology and consumer finance stocks provided solid gains. We have been selling domestic cyclical issues in favor of globally competitive exporters since November.

In developing markets, Hong Kong property issues and Mexican consumer shares were our best performers. We continue to selectively buy emerging market companies which we believe can produce significant positive earnings surprises for the foreseeable future.

MARKET OUTLOOK
Steady, moderate economic growth is expected in most developed economies for 1997. Continued evidence of success in containing inflation despite ongoing economic recovery could result in further interest rate declines and resultant gains in global bond and equity markets. Stronger economic growth appears likely in most developing markets.

Our outlook for the U.S. economy and U.S. equities remains positive. However, an increase in interest rates would put some pressure on price/earnings ratios, which means that stocks with higher P/Es could become vulnerable. As a result, we continue to focus on the underlying earnings of each company, working to avoid the risk of unsustainable valuations.

The continental European growth perspective is heavily dependent on interest rate reductions and competitive currencies. Continental bond markets are underpinned by the belief that a core group of countries is likely to form an European Monetary Union in 1999. Central banks are allowing their currencies to devalue versus the dollar in order to boost exports. Corporate managements have adopted the American restructuring mantra, which is expected to boost earnings prospects for their companies.

Japanese consumers will decide the fate of their economy. Personal taxes have been raised by October's newly elected government and public works spending significantly reduced. Unless corporations decide to reallocate investment for production facilities back to Japan, growth may fail to match that of Europe or the U.S.

Developing market growth rates should exceed those of the major economies. China is boosting money supply to accelerate economic development and the prospects for the smaller southeast Asian economies should follow. Brazilian, Argentine, and Mexican growth are also likely to accelerate this year.

IN SUMMARY
While we are concerned by the historically high valuations being accorded growth stocks, we continue to believe we can identify attractive investment ideas around the globe.

As always, we appreciate your investment in the Global Small Cap Fund and look forward to reporting its progress to you in coming periods.

Sincerely,

John D. Carifa
Chairman and President

Alden M. Stewart
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Alliance Global Small Cap Fund seeks long-term growth of capital. It invests principally in a diversified global portfolio of equity securities issued by small capitalization companies.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JANUARY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +19.99%        +14.88%
 . Five Years                 +10.30%         +9.35%
 . Ten Years                   +8.05%         +7.58%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +19.05%        +15.05%
 . Five Years                  +9.50%         +9.50%
 . Since Inception*           +10.56%        +10.56%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                   +19.01%        +18.01%
 . Since Inception*           +14.72%        +14.72%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


3



TEN LARGEST HOLDINGS
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                                       % OF NET
COMPANY                                COUNTRY        U.S.$ VALUE       ASSETS
-------------------------------------------------------------------------------
Team Rental Group, Inc.             United States      $2,000,700         1.8%
Nine West Group, Inc.               United States       1,910,125         1.8
Omi Corp.                           United States       1,729,350         1.6
Mohawk Industries, Inc.             United States       1,225,700         1.1
Rowan Cos., Inc.                    United States       1,148,875         1.0
Valero Energy Corp.                 United States       1,103,625         1.0
Crompton and Knowles Corp.          United States       1,085,625         1.0
Telephone and Data Systems, Inc.    United States       1,071,313         1.0
Geltex Pharmaceuticals, Inc.        United States       1,068,200         1.0
TeleSpectrum Worldwide, Inc.        United States       1,052,912         1.0
                                                      $13,396,425        12.3%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                SHARES
-------------------------------------------------------------------------------
                                                                      HOLDINGS
PURCHASES                                     COUNTRY       BOUGHT     1/31/97
-------------------------------------------------------------------------------
AK Steel Holding Corp.                    United States     23,500      23,500
Evergreen Media Corp.                     United States     32,700      32,700
Hexcel Corp.                              United States     46,900      46,900
International Specialty Products, Inc.    United States     71,200      71,200
Omi Corp.                                 United States    164,700     164,700
Parker Drilling Co.                       United States     98,400      98,400
Taubman Centers, Inc.                     United States     67,400      67,400
Team Rental Group, Inc.                   United States     40,800      74,100
TeleSpectrum Worldwide, Inc.              United States     64,300      64,300
Valero Energy Corp.                       United States     32,700      32,700


                                                                       HOLDINGS
SALES                                        COUNTRY         SOLD       1/31/97
-------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.           United States     22,052          -0-
Healthsouth Corp.                         United States     26,868          -0-
Host Marriott Corp.                       United States     79,400          -0-
La Quinta Inns, Inc.                      United States     33,000          -0-
Loewen Group, Inc.                        Canada            26,600          -0-
Noble Drilling Corp.                      United States     52,500          -0-
Office Max, Inc.                          United States     82,800          -0-
Republic Industries, Inc.                 United States     51,800          -0-
USA Waste Services, Inc.                  United States     31,500          -0-
Xircom, Inc.                              United States     34,600          -0-


4



TEN LARGEST COUNTRY HOLDINGS
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COUNTRY                     VALUE         PERCENT OF NET ASSETS
---------------------------------------------------------------
United States           $50,420,665                46.3%
Japan                    12,892,429                11.9
United Kingdom            5,615,388                 5.2
Sweden                    2,541,606                 2.3
Netherlands               2,390,095                 2.2
Norway                    2,225,027                 2.1
Australia                 1,928,424                 1.8
Spain                     1,853,230                 1.7
Germany                   1,846,437                 1.7
France                    1,781,682                 1.6
                        $83,494,983                76.8%


TEN LARGEST INDUSTRY HOLDINGS
JANUARY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                                     PERCENT OF
INDUSTRY                                                    VALUE    NET ASSETS
-------------------------------------------------------------------------------
Oil & Gas Services                                      $ 6,664,579      6.1%
Drugs, Hospital Supplies, Medical Services & Products     5,970,663      5.5
Chemicals                                                 5,073,601      4.7
Transportation & Shipping                                 4,962,974      4.6
Retail                                                    4,394,149      4.0
Telecommunications                                        4,338,787      4.0
Electronics                                               4,320,476      4.0
Restaurants & Lodging                                     4,020,993      3.7
Utility                                                   3,825,718      3.5
Machinery                                                 3,519,692      3.2
                                                        $47,091,632     43.3%


5



PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-91.4%
UNITED STATES INVESTMENTS-46.3%
BASIC INDUSTRIES-17.3%
ADVERTISING-1.9%
Ha Lo Industries, Inc. (a)                       22,987       $  580,422
Outdoor Systems, Inc. (a)                        15,800          475,975
TeleSpectrum Worldwide, Inc. (a)                 64,300        1,052,912
                                                             ------------
                                                               2,109,309

BUSINESS SERVICES-1.8%
Team Rental Group, Inc. (a)                      74,100        2,000,700

CHEMICALS-3.7%
Crompton and Knowles Corp.                       57,900        1,085,625
Cytec Industries, Inc. (a)                       15,100          602,113
Hexcel Corp. (a)                                 46,900          879,375
International Specialty Products, Inc. (a)       71,200          925,600
Polymer Group, Inc. (a)                          34,800          495,900
                                                             ------------
                                                               3,988,613

MACHINERY-0.2%
Rofin Sinar Technologies, Inc. (a)               20,000          237,500

MINING & METALS-3.0%
AK Steel Holding Corp.                           23,500          945,875
Century Aluminum Co.                             39,100          733,125
Steel Dynamics, Inc. (a)                         37,600          874,200
Titanium Metals Corp. (a)                        19,400          569,875
Uranium Resources, Inc. (a)                      11,500           89,125
                                                             ------------
                                                               3,212,200

POLLUTION CONTROL-1.5%
American Disposal Services, Inc. (a)             21,700          379,750
Superior Services, Inc. (a)                      32,300          613,700
United Waste Systems, Inc. (a)                   18,000          681,750
                                                             ------------
                                                               1,675,200

TEXTILE PRODUCTS-1.5%
Mohawk Industries, Inc. (a)                      47,600        1,225,700
Unifi, Inc.                                      13,500          411,750
                                                             ------------
                                                               1,637,450

TRANSPORTATION & SHIPPING-3.7%
Alaska Air Group, Inc. (a)                       18,900          408,712
America West Holding Corp. (a)                   25,900          385,263
Continental Airlines, Inc. (a)                   28,300          788,862
Genesee & Wyoming, Inc. (a)                       6,200          199,950
Omi Corp. (a)                                   164,700        1,729,350
Xtra Corp.                                       11,800          500,025
                                                             ------------
                                                               4,012,162
                                                             ------------
                                                              18,873,134

CONSUMER PRODUCTS, SERVICES & STAPLES-13.9%
APPAREL-1.7%
Jones Apparel Group, Inc. (a)                    16,900          578,825
Mossimo, Inc. (a)                                 1,900           18,288
Timberland Co. (a)                                8,000          355,000
Tommy Hilfiger Corp. (a)                         17,900          917,375
                                                             ------------
                                                               1,869,488

AUTO & RELATED-0.9%
Miller Industries, Inc. (a)                      17,200          348,300
Ugly Duckling Corp. (a)                          32,100          682,125
                                                             ------------
                                                               1,030,425

BROADCASTING & CABLE-1.3%
Cable Design Technologies Corp. (a)              13,000          396,500
Evergreen Media Corp. (a)                        32,700        1,013,700
Mecklermedia Corp. (a)                              700           14,525
                                                             ------------
                                                               1,424,725

CONSUMER PRODUCTS-0.1%
Marker International (a)                         23,200          110,200
United Natural Foods, Inc. (a)                    3,900           53,625
                                                             ------------
                                                                 163,825


6



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
DIVERSIFIED-1.1%
International Alliance Services, Inc. (a)        72,300       $  957,975
  warrants, expiring 12/31/00 (a)                61,100          268,718
                                                             ------------
                                                               1,226,693

DRUGS, HOSPITAL SUPPLIES, MEDICAL SERVICES
  & PRODUCTS-3.0%
Centocor, Inc. (a)                               20,900          799,425
Geltex Pharmaceuticals, Inc. (a)                 43,600        1,068,200
Medimmune, Inc. (a)                              22,100          350,837
National Surgery Centers, Inc. (a)               20,400          696,150
Regeneron Pharmaceuticals, Inc. (a)              33,500          326,625
                                                             ------------
                                                               3,241,237

ENTERTAINMENT & LEISURE TIME-0.4%
Florida Panthers Holdings, Inc. (a)              14,600          469,025

FOREST PRODUCTS-0.9%
Buckeye Cellulose Corp. (a)                      19,200          544,800
Hughes Supply, Inc.                              11,000          380,875
                                                             ------------
                                                                 925,675

RESTAURANTS & LODGING-2.7%
Extended Stay America, Inc. (a)                  20,000          362,500
Interstate Hotels Co. (a)                        33,500        1,009,187
QPQ Corp. (a)                                    16,400           38,950
  warrants, expiring 9/22/98 (a)                 16,400            1,538
Studio Plus Hotels, Inc. (a)                     26,000          552,500
Suburban Lodges of America, Inc. (a)             51,600          935,250
                                                             ------------
                                                               2,899,925

RETAILING-1.8%
Nine West Group, Inc. (a)                        37,000        1,910,125
                                                             ------------
                                                              15,161,143

TECHNOLOGY-8.3%
COMMUNICATION & EQUIPMENT-0.4%
DSP Communications, Inc. (a)                     19,600          438,550

COMPUTER EQUIPMENT-0.0%
Radius, Inc. (a)                                    151               66

COMPUTER SOFTWARE & SERVICES-2.3%
Applix, Inc. (a)                                 17,300          294,370
Comverse Technology, Inc. (a)                    20,000          900,000
HMT Technology Corp. (a)                         22,000          475,750
Premisys Communications, Inc. (a)                 8,700          232,725
Read-Rite Corp. (a)                              18,400          607,200
                                                             ------------
                                                               2,510,045

ELECTRONICS-3.6%
Apogee Enterprises, Inc.                         15,200          573,800
BMC Industries, Inc.                             13,300          435,575
Credit Management Solutions, Inc. (a)            15,100          298,225
Harman International Industries, Inc.            17,900          830,112
IDT Corp. (a)                                    23,200          197,200
Infinity Financial Technology, Inc. (a)           6,300          129,150
Kent Electronics (a)                             13,300          433,913
Lexmark International Group, Inc. (a)            14,800          368,150
Network General Corp. (a)                        15,800          446,350
Systemsoft Corp. (a)                             13,800          189,750
                                                             ------------
                                                               3,902,225

TELECOMMUNICATIONS-0.7%
ICG Communications, Inc. (a)                     22,361          385,727
Tadiran Telecommunications, Ltd.                 16,600          336,150
                                                             ------------
                                                                 721,877


7



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
TELEPHONE UTILITY-1.3%
Telephone and Data Systems, Inc.                 28,100       $1,071,313
United States Cellular Corp. (a)                 14,000          378,000
                                                             ------------
                                                               1,449,313
                                                             ------------
                                                               9,022,076

ENERGY-4.9%
OIL & GAS SERVICES-4.9%
Costilla Energy, Inc. (a)                        45,200          678,000
KCS Energy, Inc.                                 13,800          536,475
Parker Drilling Co. (a)                          98,400          959,400
Rowan Cos., Inc. (a)                             45,500        1,148,875
Ultramar Diamond Shamrock                        29,754          874,024
Valero Energy Corp.                              32,700        1,103,625
                                                             ------------
                                                               5,300,399

FINANCIAL SERVICES-1.9%
MORTGAGE BANKING-0.7%
Aames Financial Corp.                            13,400          576,200
Firstfed America Bancorp, Inc. (a)               11,500          168,188
                                                             ------------
                                                                 744,388

REAL ESTATE-0.8%
Taubman Centers, Inc.                            67,400          909,900

MISCELLANEOUS-0.4%
NAL Financial Group, Inc. (a)                    56,500          409,625
                                                             ------------
                                                               2,063,913

Total United States Investments
  (cost $44,529,521)                                          50,420,665

FOREIGN INVESTMENTS-45.1%
ARGENTINA-0.1%
Quilmes Industrial Quinsa S.A. (ADR)             13,000          139,750
  Beverages

AUSTRALIA-1.8%
AAPC, Ltd.                                      150,000           85,812
  Hotels
Boral, Ltd.                                      20,000           51,869
  Building Materials
Brambles Industries, Ltd.                        20,000          340,198
  Business Services
Cochlear, Ltd. (b)                               43,600          120,391
  Medical Devices
Gio Australia Holding                           100,000          254,767
  Insurance
Great Central Mines, Ltd.                        30,000           71,854
  Mining & Metals
Oil Search, Ltd.                                150,000          295,194
  Oil
Orogen Minerals, Ltd. (GDR)(a)(b)                17,000          378,590
  Financial Services
Plutonic Resources                               20,000           80,092
  Metals & Mining
Spectrum Network (a)(b)                         480,000          157,437
  Telecommunications
WMC, Ltd.                                        15,000           92,220
  Metals & Mining
                                                             ------------
                                                               1,928,424

AUSTRIA-0.8%
Austria Mikro Systeme International AG            1,060           91,598
  Semi-Conductors
Benckiser-Wasser-Technik AG                       1,200          130,896
  Chemicals
Ktm Motorradhldg (a)                              3,000          181,597
  Leisure Related
OMV AG                                            3,000          341,569
  Oil-International
V.A. Technologies AG                              1,000          150,158
  Engineering & Construction
                                                             ------------
                                                                 895,818


8



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
--------------------------------------------------------------------------
CANADA-0.6%
Accugraph Corp. (a)                              17,000       $   14,511
  Computer Software
Architel Systems Corp. (a)(b)                    14,400          101,536
  Computer Software & Services
Cinar Films, Inc. Cl.B (ADR)(a)                   5,000          127,500
  Entertainment & Leisure
Istar Internet, Inc. (a)(b)                      17,500           41,305
  Computer Software & Services
Nelvana, Ltd. (a)(b)                              8,000          131,819
  Entertainment & Leisure
Prime Resources Group, Inc.                       5,000           35,627
  Mining & Metals
Renaissance Energy, Ltd. (a)                      4,000          139,241
  Oil & Gas Exploration
Royal Plastics Group, Ltd. (a)(b)                 5,000          102,056
  Building Materials
                                                             ------------
                                                                 693,595

CHILE-0.4%
Banco Santander (ADR)                             7,000          115,500
  Banks
Empresas Telex Chile, S.A. (ADR)                 20,000           90,000
  Telephone Utility
Enersis, S.A. Sponsored (ADR)                     3,000           92,625
  Utility/Electric
Santa Isabel, S.A. (ADR)                          5,000          134,375
  Retailing
                                                             ------------
                                                                 432,500

DENMARK-0.8%
Carli Gry International AS (a)(b)                 7,965          406,976
  Textile Products
Coloplast
  B Dkk20 Regd                                    1,000           75,757
  New Dkk20 Bonus Rts 14Feb                       1,000           37,641
  Medical Products
Novo Nordisk A.S.                                 2,400          222,963
  Drugs
Scandinavian Mobility International (b)           5,200           90,787
  Medical Products
                                                             ------------
                                                                 834,124

FINLAND-1.3%
Kone Corp. (b)                                    8,000          242,777
  Machinery
Nokia AB OY Corp. pfd.                           12,000          797,228
  Communication Equipment
Orion-Yhtymne OY Cl.B                             7,000          256,352
  Medical Products
OY Tamro AB                                      12,500           77,918
  Pharmaceutical Distribution
                                                             ------------
                                                               1,374,275

FRANCE-1.6%
Accor                                             1,500          201,267
  Restaurants & Lodging
Alcatel Alsthom (Cie Gen. de Electricite)         1,500          148,846
  Electrical Equipment
Bouygues Offshore, S.A. (ADR)(a)                 16,000          208,000
  Oil & Gas Services
Coflexip, S.A. (ADR)(a)                           7,700          213,675
  Oil & Gas Services


9



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Compagnie Generale des Eaux                       1,500       $  192,304
  Miscellaneous
Credit Local de France                            2,000          179,267
  Banks
Lafarge Coppee                                    2,200          132,936
  Building Materials
Louis Dreyfus Citrus (a)(b)                       7,200          220,335
  Beverages
Michelin                                          2,000          114,839
  Tire & Rubber
S T Dupont (a)(b)                                 5,000          170,213
  Miscellaneous
                                                             ------------
                                                               1,781,682

GERMANY-1.7%
Apcoa Parking AG (b)(c)                           1,460          151,730
  Business Services
Bayer AG (c)                                      3,000          114,073
  Chemicals
Bus Berzelius Umwelt Service AG                   8,000          116,885
  Recycling Equipment
Deutsche Telekom AG (ADR)(a)(c)                  20,400          379,950
  Telecommunications
Fag Kugelfischer                                  2,400           35,505
  Industrial Machinery
Fielmann AG pfd. (c)                             13,000          381,465
  Retail
Rheinhold & Mahla AG                                300           27,143
  Building & Related
SGL Carbon AG (b)(c)                              4,000          528,915
  Specialty Chemical
Veba A.G.                                         2,000          110,771
  Utility/Electric
                                                             ------------
                                                               1,846,437

GREECE-0.1%
Ote, SA                                           5,000          100,653
  Utility/Telephone

HONG KONG-0.7%
China Travel International                      300,000          148,084
  Travel Services
First Sign International Holdings, Ltd.         260,000           76,332
  Textile Products
HSBC Holdings Plc                                 6,000          138,986
  Banks
Paul Y.-ITC Construction Holdings, Inc.         580,000          139,966
  warrants, expiring 3/31/97                     60,000              697
  warrants, expiring 3/31/98                     60,000            1,394
  Building & Construction
Sino Land Co.                                   200,000          234,869
  Real Estate
                                                             ------------
                                                                 740,328

INDIA-0.0%
Gujarat Narmada Valley
Fertilizers Co., Ltd. (GDR)(b)                    4,000           13,937
  Chemicals
Shriram Industrial Enterprises, Ltd. (GDR)(a)    15,000           19,500
  Consumer Appliances
                                                             ------------
                                                                  33,437

INDONESIA-0.1%
Indonesian Satellite Corp. (ADR)                  4,000          112,500
  Telecommunications

IRELAND-0.8%
Crean (James) Plc                                55,000          160,832
  Multi-Industry
Fyffes Plc.                                     240,000          447,205
  Food
Irish Continental Group Plc.                     21,500          160,933
  Transportation & Shipping
Jurys Hotel Group Plc.                           30,000          141,902
  Restaurants & Lodging
                                                             ------------
                                                                 910,872


10



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
ITALY-1.5%
Eni S.p.A. (ADR)                                  3,000       $  166,500
  Oil & Gas Services
Fila Holding Sponsored (ADR)                      3,000          205,500
  Apparel
Industrie Natuzzi S.p.A. (ADR)                   38,900          894,700
  Household Products
Mediaset (a)                                     40,000          182,680
  Broadcasting & Cable
Telecom Italia                                   40,000          119,053
  Utility/Telephone
                                                             ------------
                                                               1,568,433

JAPAN-11.9%
Akita Bank                                        6,000           32,414
  Banking-Regional
Asahi Bank                                       14,000           95,839
  Banking-Regional
Asahi Diamond Industrial (c)                     14,420          122,501
  Machinery
Asatsu, Inc. (c)                                  4,000          108,870
  Professional Services
Bank of Tokyo-Mitsubishi, Ltd. (c)               15,250          223,886
  Banks
Bridgestone Metalpha Corp.                        2,000           16,001
  Automobile Related
Canon, Inc.                                       3,000           63,590
  Office Equipment
Capcom Co.                                        2,100           38,971
  Computer Software
Credit Saison Co. (c)                            15,100          321,316
  Financial Services
Daibiru Corp.                                     7,000           63,508
  Real Estate
Daiichi Corp.                                     1,000           16,578
  Recycling Equipment
Daimon Co.                                        2,000           26,063
  Retail
Dainippon Ink & Chemical, Inc.                    8,000          $25,733
  Chemicals
Daiseki Co.                                       2,000           44,373
  Pollution Control
DDI Corp. (c)                                        28          171,586
  Telecommunications
Doshisha Co.                                        600            8,017
  Retail
Eiden Sakakiya Co.                                7,000           59,466
  Retail
Enix Corp.                                        2,000           42,558
  Appliances
Enshu (a)                                        10,000              271
  Industrial Machinery
Fcc Co., Ltd. (c)                                 4,000          107,551
  Auto Parts
Fuji S Ware Abc                                   2,000           53,116
  Computer Software
Fujikura (c)                                     20,000          150,934
  Building Materials
Fujimi, Inc.                                      1,400           76,440
  Electronics
Hachijuni Bank                                    3,000           26,475
  Banks
Hirose Electric Co. (c)                           4,000          209,823
  Technology
Hitachi Metals, Ltd.                             10,000           60,951
  Steel
Hitachi Plant Engineering & Construction Co.      6,000           30,731
  Engineering & Construction
Hokushin Co.                                        300            1,831
  Building Materials
Home Wide Corp.                                   4,000           32,232
  Retail
Honda Motor Co.                                   9,000          241,247
  Automobiles


11



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Hoya Corp.                                        7,000       $  280,012
  Technology
Isetan Co.                                       16,000          166,275
  Retail
Ishiguro Homa Co.                                 2,000           31,671
  Retail-Toys
Ishihara Sangyo (a)                              32,000           65,982
  Chemicals
Ishikawajima-Harima Heavy Industries             12,000           47,210
  Industrial Machinery
Isuzu Motors                                     10,000           39,837
  Automobiles
Japan Airport Term (c)                           10,800          112,236
  Airlines
Japan Industrial Land Development                 3,200           36,950
  Building & Construction
Kajima Corp.                                      5,000           30,929
  Building & Construction
Kaneshita Construction                            7,000           52,250
  Building & Construction
Kawasaki Heavy Industries                        50,000          195,060
  Aerospace & Defense
Kawasaki Kisen (a)                               11,000           22,681
  Transportation
Keyence Corp.                                       600           67,302
  Machinery
Kikuchi Co.                                       3,000           34,393
  Auto Parts
King Co.                                         16,000           61,759
  Apparel
Koa Fire & Marine                                10,000           40,991
  Insurance
Mabuchi Motor Co.                                 3,400          168,254
  Technology-Computer Peripherals
Makino Milling                                   10,000           61,693
  Industrial Machinery
Mars Engineering                                  2,000           52,126
  Computer Systems
Matsuda Sangyo                                    3,000           66,807
  Environmental Services
Matsushita Electric Industrial Co., Ltd.          3,000           45,280
  Appliances
Meitec Corp.                                     14,000          254,031
  Software Services
Minebea Co.                                      17,000          135,725
  Machinery
Mitsubishi Corp.                                 13,000          120,087
  Diversified
Mitsubishi Estate                                16,000          178,152
  Real Estate
Mitsubishi Heavy Industries Ltd.                 37,000          266,411
  Industrial Machinery
Mitsubishi Trust and Bank                         5,000           51,549
  Banks
Mitsui Home Co.                                   9,000           90,560
  Homebuilders
Namco                                             7,200          197,155
  Leisure Related
Namura Shipbuilding                              12,000           35,234
  Machinery
Nanno Construction                                8,000           47,111
  Building & Construction
NEC Corp.                                         1,000           11,712
  Technology
New Oji Paper Co., Ltd.                           7,000           37,123
  Paper & Forest Products
Ngk Spark Plug Co.                               11,000          117,943
  Semi-Conductors & Related
Nichiei Co.                                       4,400          311,732
  Financial Services
Nichiha Corp.                                    12,600          200,569
  Building Materials


12



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Nintendo Corp., Ltd.                              3,000       $  196,957
  Leisure Related
Nippon Denwa Shset                                9,000           71,261
  Telecommunications
Nippon Electric Glass Co., Ltd.                   6,000           81,158
  Chemicals
Nippon Kanzai Co.                                   200            4,173
  Building & Construction
Nippon Paper Industries Co.                       9,000           40,307
  Paper
Nippon TV Network                                   600          179,636
  Broadcasting
Nireco Corp.                                      9,000          100,953
  Machinery
Nissen Corp., Ltd.                                1,200            5,938
  Retail
Nitta Corp.                                      10,000          103,922
  Machinery
Nitto Kohki Co.                                   4,500          135,841
  Machinery
Noritsu Koki Co.                                  6,000          294,445
  Photography
Ohmoto Gumi, Co.                                  3,400           39,259
  Building & Construction
Oie Sangyo Co., Ltd                               4,000           47,837
  Food
Omron Corp.                                      14,000          227,473
  Machinery
Oriental Construction                             2,000           22,104
  Building & Construction
Paris Miki, Inc.                                  4,800          148,460
  Retail
Promise Co., Ltd.                                 3,400          141,614
  Financial Services
PS Corp.                                          5,000           66,807
  Building & Construction
Renown, Inc. (a)                                 28,000           62,122
  Apparel
Ricoh Elemex Co., Ltd.(a)                         2,000           26,393
  Computer Peripherals
Rohm Co., Ltd.                                    2,000          131,139
  Technology
Rohto Pharmaceuticals                             4,000           34,641
  Medical Products
Santen Pharmaceutical Co.                        12,200          226,401
  Drugs
Sanyo Chemical Industries                         7,000           49,074
  Chemicals
Sanyo Electric Co.                               28,000          117,778
  Appliances
Sanyo Engineering and Construction Co.           10,000           83,302
  Electrical Industries
Sanyo Pax Co.                                     9,500          152,790
  Packaging
Sanyo Shinpan Finance Co., Ltd.                   2,000          112,170
  Financial Services
Sato Corp.                                        9,000          152,171
  Technology
Sekisui Chemical Co.                              8,000           75,220
  Chemicals
Seven-Eleven Japan                                2,200          124,838
  Retail-Food
Shiseido Co., Ltd.                                9,000          104,664
  Cosmetics
Shizuoka Bank                                    11,000          101,612
  Banks
Sho Bond Corp.                                   10,000          292,796
  Building & Construction
SMC Corp.                                         3,800          233,181
  Industrial Machinery
Sodick Co. (a)                                   29,000          229,379
  Industrial Machinery
Suido Kiko Kaisha (a)                             1,000            6,021
  Water Utility
Sumitomo Forestry                                 2,000           18,970
  Forest Products
Sumitomo Metal Industries                        85,000          185,080
  Steel


13



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Taisho Pharmaceutical Co.                         6,000       $  136,583
  Drugs
Takeda Chemical Industries                        2,000           39,424
  Drugs
Takefuji Corp. (a)                                2,600          179,917
  Financial Services
TDK Corp.                                         3,000          192,008
  Technology
Toei Co.                                          8,000           45,132
  Entertainment & Leisure
Tokyo Broadcasting                               16,000          219,061
  Broadcasting
Tokyo Electron, Ltd.                              3,000          108,128
  Semi-Conductors
Toso Co., Ltd.                                    9,000          120,252
  Household Furnishings
Toyoda Gosei                                     10,000           59,384
  Automobile Related
Toyota Corp.                                      3,000           77,446
  Automobiles
Warabeya Nichiyo                                  3,000           25,980
  Food
Wesco, Inc.                                       4,680           55,583
  Building & Construction
Xebio Co.                                         2,200           51,895
  Retail
Yamaichi Securities Co.                          18,000           65,471
  Financial Services
Yamanouchi Pharmaceutical                        12,000          224,669
  Drugs
Yamato Transport                                 32,000          295,600
  Transportation
Yaskawa Electric Corp. (a)                       24,000           74,824
  Machinery
Yokogawa Electric                                38,000          285,521
  Electrical Equipment
                                                             ------------
                                                              12,892,429

KOREA-0.4%
Korea Mobile Telecommunications Corp. (ADR)      31,930          474,959
  Telecommunications

LUXEMBOURG-0.7%
Millicom International Cellular, S.A. (a)        21,700          797,475
  Telecommunications

MALAYSIA-1.2%
Hong Leong Bank Berhad                           30,000          104,988
  Banks
Ioi Corp.                                        20,000           35,398
  Agriculture
Kim Hin Industry                                 10,000           21,722
  Building Materials
Lingkaran Trans Ko (a)(b)                        74,000          153,298
  Utility/Gas
Mancon Berhad                                    21,333           60,069
  Building & Construction
Metacorp Berhad                                  35,000           99,960
  Engineering & Construction
Pacific & Orient                                 50,000          115,648
  Insurance
RJ Reynolds Berhad                               70,000          174,578
  Tobacco
Sap Holdings Berhad                              10,000           40,024
  Real Estate
Sime Darby Berhad                                50,000          186,042
  Diversified
Sriwani Holdings Bhd                             80,000          249,396
  Retailing
Star Publications                                10,000           46,661
  Printing & Publishing
                                                              -----------
                                                               1,287,784


14



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
MEXICO-0.3%
Grupo Elektra                                    20,000       $  179,063
  Retail
Grupo Industrial Durango, S.A. (ADR)(a)          12,000          130,500
  Paper & Forest Products
International de Ceramica (a)                    34,915           53,588
  Ceramic Tiles
                                                             ------------
                                                                 363,151

NETHERLANDS-2.2%
Aegon N.V. (c)                                    7,000          428,952
  Insurance
BAM Groep N.V. (c)                                  800           49,633
  Building & Construction
Content Beheer N.V. (b)(c)                       10,000          328,163
  Temporary Help
Elsevier N.V. (c)                                18,000          277,225
  Printing & Publishing
Fortis Amev N.V. (c)                             10,000          367,347
  Insurance
IHC Caland N.V. (c)                               4,000          234,884
  Machinery
KLM Royal Dutch Airlines (c)                      9,000          269,388
  Airlines
Kon Ptt Nederland (c)                             8,000          290,830
  Telephone Utility
Nutricia Verenidge Bedrijuen (b)(c)               1,000          143,673
  Food
                                                             ------------
                                                               2,390,095

NEW ZEALAND-0.3%
Helicopter Line                                  50,000           89,489
  Leisure Related
Lion Nathan, Ltd.                                10,000           25,814
  Beverages
Warehouse Group                                  62,500          148,430
  Retail
                                                             ------------
                                                                 263,733

NORWAY-2.1%
Alvern A/S (a)                                   50,000          640,412
  Advertising
Fokus Bank                                        4,000           29,629
  Banks
Hafslund ASA                                      4,000           28,209
  Utility/Electric
Nycomed (a)                                       2,000           35,184
  Medical Supplies
Seatex Garex ASA (a)                             50,000          341,811
  Electronics
Sparebanken NOR                                   8,000          254,313
  Banks
Tomra Systems AS                                 40,070          779,115
  Environmental Services
Western Bulk Shipping AS (b)                     26,000          116,354
  Shipping
                                                             ------------
                                                               2,225,027

PANAMA-0.8%
Banco Latinoamericano de Exportaciones,
  S.A. (ADR)                                     17,000          877,625
  Financial Services

PERU-0.5%
Banco Wiese Sponsored (ADR)                      15,000           86,250
  Banks
Telefonica del Peru, S.A. (ADR)                  20,000          432,500
  Telecommunications
                                                             ------------
                                                                 518,750

PHILIPPINES-0.4%
Alsons Cement                                   500,000          129,032
  Building Materials
Asian Terminals, Inc.                           493,333           84,250
  Shipping
International Container (a)                     320,000          197,344
  Shipping
                                                             ------------
                                                                 410,626


15



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
PORTUGAL-0.4%
Bco Comm Portugues                                7,000       $   96,866
  Communications
Telecel-Comunicacaoes Pesscasis, S.A. (a)         5,000          357,535
  Telecommunications
TVI Televisao Independente (a)(d)                 7,800           21,873
  Broadcasting & Cable
                                                             ------------
                                                                 476,274

SINGAPORE-0.6%
City Developments                                15,000          150,234
  Real Estate
Fraser & Neave, Ltd.                             40,000          389,260
  Beverages
Lim Kah Ngam, Ltd.                               30,000           33,457
  Multi-Industry
Overseas Union Bank, Ltd.                         2,000           16,196
  Banks
Singapore Airlines, Ltd.                         10,000           93,763
  Airlines
                                                             ------------
                                                                 682,910

SOUTH KOREA-0.3%
Samsung Electronics Co., Ltd. (ADR)(GDR)(b)      10,912          228,388
  bonus shares (GDR)(a)(b)                        1,089           50,094
  Technology
                                                             ------------
                                                                 278,482

SPAIN-1.7%
Banco Popular Esp                                   700          127,369
  Banks
Centros Commerciales Continente, S.A.             5,000           88,451
  Retail
Construcciones Y Aux de Ferr                      2,000           73,649
  Railroad Transportation
Corporacion Mapfre
  Esp500 (Regd)                                   4,500          263,836
  Esp500 Rfd 27May96                                452           26,305
  Insurance
Gas Y Electricidad                                9,000          484,783
  Utility/Electric
Hidroel Cantabrico                                2,000           67,872
  Utility/Electric
Iberdrola II, S.A.                               20,000          238,998
  Utility/Electric
Portland Valderriv                                1,000           72,205
  Building Materials
Repsol, S.A.                                      5,000          198,202
  Energy
Telefonica de Espana                              6,000          140,799
  Telephone Utility
Viscofan Envolturas Celulosicas                   4,000           70,761
  Food
                                                             ------------
                                                               1,853,230

SWEDEN-2.3%
Autoliv AB                                        1,000           43,308
  Automobile Related
Autoliv AB Sponsored (ADR)(a)(b)                  7,800          338,147
  Automobile Related
Dahl International AB (a)(b)                     14,000          274,631
  Building Materials
Kalmar Industries AB (b)                         16,000          260,817
  Machinery
Netcom Systems AB (a)(b)                         22,000          401,171
  Telecommunications
Scandic Hotels AB (a)(b)                         35,100          577,016
  Restaurants & Lodging
Skandia Foersaekrings AB                          5,000          134,691
  Insurance
SKF AB                                            5,000          113,969
  Machinery
Sparbanken Sverige AB                             8,000          127,093
  Banks
Swedish Match (a)                                80,000          270,763
  Tobacco
                                                             ------------
                                                               2,541,606


16



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
SWITZERLAND-1.1%
BBC Brown Boveri AG                                 300       $  384,318
  Electrical Equipment
Novartis A.G. (a)                                   140          160,526
  Medical Products
Roche Holdings AG, Ltd.                              60          527,698
  Drugs
Tag Heuer International, S.A. (ADR)(a)           11,600          159,500
  Retailing
                                                             ------------
                                                               1,232,042

THAILAND-0.4%
CMIC Finance & Security Public Co.              110,000          118,873
  Financial Services
Nawarat Patanakarn                               20,000           13,508
  Building & Construction
Siam Makro                                       10,000           43,998
  Retail
Thai Engine Manufacturing                        40,000          297,955
  Machinery
                                                             ------------
                                                                 474,334

UNITED KINGDOM-5.2%
Asda Group Plc                                   20,000           38,776
  Retailing
Barclays Plc                                     10,000          185,066
  Banks
British Airways Plc                               4,000           38,007
  Airlines
Caird Group Plc.                                  3,000           29,707
  Environmental Services
Carlton Communications Plc                        9,000           80,324
  Broadcasting
Dixons Group Plc.                                25,000          208,951
  Retail
Doncasters Plc (ADR)(a)                          26,300          516,137
  Aerospace & Defense
Filtronic Comtec Plc                             90,000          465,791
  Communication Equipment
Grand Metropolitan Plc                           10,000           74,027
  Food
Guinness Plc.                                    65,000          450,969
  Beverages
Harvey Nichols Group Plc (b)                     20,000          105,752
  Retail
House of Fraser Plc                              40,000           91,011
  Retail
Imperial Tobacco Group Plc (a)                   20,000          130,748
  Tobacco
M.S. International Plc                          325,000          119,772
  Machinery
McBride Plc.                                     30,000           67,297
  Household Products
Mirror Group Plc                                 20,000           67,297
  Newspapers
Misys Plc                                        10,000          175,453
  Computer Software & Services
National Grid Group Plc                          40,000          133,312
  Electric Utilities
National Power Plc                               40,000          319,180
  Electric Utility
Powerscreen International Plc                    40,000          369,172
  Recycling Equipment
Rank Group Plc                                   10,000           70,341
  Leisure Related
Reed International Plc                            6,000          104,214
  Printing & Publishing
Rentokil Initial Plc.                            50,000          367,329
  Environmental Services
Resort Hotels Plc (a)(d)                      1,000,000               -0-
  Restaurants & Lodging
Siebe Plc                                         8,000          134,594
  Machinery
Thistle Hotels Plc (a)(b)                        37,600          115,071
  Restaurants & Lodging


17



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Tomkins Plc.                                     35,000       $  157,026
  Diversified
Vodafone Group Plc                               60,000          260,535
  Telecommunications
WPP Group Plc.                                   70,000          277,039
  Advertising
Zeneca Group Plc                                 16,000          462,490
  Drugs
                                                             ------------
                                                               5,615,388

Total Foreign Investments
  (cost $46,967,181)                                          49,048,748
Total Common Stocks & Other Investments
  (cost $91,496,702)                                          99,469,413


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
COMMERCIAL PAPER-9.7%
American Express Co.
  5.37%, 2/06/97                                 $4,200     $  4,196,867
General Electric Capital Corp.
  5.37%, 2/07/97                                  4,200        4,196,241
Prudential Funding
  5.34%, 2/05/97                                  2,100        2,098,754
Total Commercial Paper
  (amortized cost $10,491,863)                                10,491,862

TOTAL INVESTMENTS -101.1%
  (cost $101,988,565)                                        109,961,275
Other assets less liabilities-(1.1%)                          (1,183,398)

NET ASSETS-100%                                             $108,777,877


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1997, these securities amounted to $5,951,379 representing 5.47% of net assets.

(c) Securities with an aggregate market value of $5,474,931 segregated to collateralize foreign currency contracts.

(d)  Illiquid security, valued at fair market value (see Note A).

     Glossary of Terms:
     ADR - American depository receipt
     GDR - Global depository receipt

     See notes to financial statements.


18



STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $101,988,565)         $109,961,275
  Cash, at value (cost $360,311)                                       352,513
  Receivable for investment securities and foreign currency sold     1,572,867
  Receivable for capital stock sold                                    277,171
  Unrealized appreciation of forward exchange currency contracts       256,847
  Dividends and interest receivable                                     34,141
  Foreign taxes receivable                                              19,469
  Total assets                                                     112,474,283

LIABILITIES
  Payable for investment securities and foreign currency purchased   2,786,381
  Unclaimed dividends                                                  634,139
  Management fee payable                                                89,497
  Distribution fee payable                                              42,827
  Payable for capital stock redeemed                                    12,465
  Accrued expenses                                                     131,097
  Total liabilities                                                  3,696,406

NET ASSETS                                                        $108,777,877

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     95,651
  Additional paid-in capital                                        94,476,093
  Accumulated net investment loss                                     (808,785)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            6,795,162
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      8,219,756
                                                                  $108,777,877

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($77,021,647/
    6,647,336 shares of capital stock issued and outstanding)           $11.59
  Sales charge--4.25% of public offering price                             .51
  Maximum offering price                                                $12.10

  CLASS B SHARES
  Net asset value and offering price per share ($24,616,016/
    2,264,224 shares of capital stock issued and outstanding)           $10.87

  CLASS C SHARES
  Net asset value and offering price per share ($6,786,479/
    622,997 shares of capital stock issued and outstanding)             $10.89

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($353,735
    /30,515 shares of capital stock issued and outstanding)             $11.59


See notes to financial statements.


19



STATEMENT OF OPERATIONS
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $32,563)  $260,854
  Interest                                               194,572   $   455,426

EXPENSES
  Management fee                                         495,310
  Distribution fee - Class A                              96,419
  Distribution fee - Class B                              93,962
  Distribution fee - Class C                              27,913
  Custodian                                              170,063
  Transfer agency                                        148,919
  Administrative                                          73,500
  Audit and legal                                         48,958
  Printing                                                43,948
  Registration                                            26,116
  Directors' fees                                         16,000
  Miscellaneous                                           23,103
  Total expenses                                                     1,264,211
  Net investment loss                                                 (808,785)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY
  Net realized gain on investments                                   6,669,905
  Net realized gain on foreign currency transactions                   233,809
  Net change in unrealized appreciation of investments               5,766,684
  Net change in unrealized depreciation of foreign
    currency denominated assets and liabilities                        475,754
  Net gain on investments and foreign currency transactions         13,146,152

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $12,337,367


See notes to financial statements.


20



STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                  JANUARY 31, 1997    JULY 31,
                                                     (UNAUDITED)        1996
                                                   --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                               $   (808,785)  $(1,012,261)
  Net realized gain on investments and foreign
    currency transactions                              6,903,714    16,929,870
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities        6,242,438    (4,726,150)
  Net increase in net assets from operations          12,337,367    11,191,459

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                           (9,231,726)   (2,964,670)
    Class B                                           (2,729,321)     (331,138)
    Class C                                             (783,298)      (74,101)
    Advisor Class                                        (38,258)           -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                        22,233,357    12,540,287
  Total increase                                      21,788,121    20,361,837

NET ASSETS
  Beginning of year                                   86,989,756    66,627,919
  End of period                                     $108,777,877  $ 86,989,756


See notes to financial statements.


21



NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class Shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered soley to investors participating in fee-based programs. All four classes of shares have identical voting dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on United States or foreign securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value. Restricted securities, illiquid securities and securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange at January 31, 1997.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain on foreign currency transactions represents net foreign exchange gains from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Net currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized depreciation of foreign currency denominated assets and liabilities.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


22



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement the Fund pays Alliance Capital Management L.P., (the "Adviser"), a management fee at an annual rate of 1% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $73,500 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 1997.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Manager) in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $121,435 for the six months ended January 31, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $7,947 from the sales of Class A shares and $9,061 and $364 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C, respectively, for the six months ended January 31, 1997.

Brokerage commissions paid on securities transactions for the six months ended January 31, 1997 amounted to $248,248, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Manager, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,712,650, and $526,567 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


23



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $61,149,789 and $56,677,541, respectively, for the six months ended January 31, 1997. There were no purchases or sales of U.S. Government and government agency obligations for the six months ended January 31, 1997.

At January 31, 1997, the cost of investments for federal income tax purposes was $101,988,565. Accordingly, gross unrealized appreciation of investments was $16,382,822 and gross unrealized depreciation of investments was $8,410,112, resulting in net unrealized appreciation of $7,972,710.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At January 31, 1997, the Fund had outstanding forward exchange currency contracts to sell foreign currencies against the U.S. dollar, as follows:


                                  CONTRACT   VALUE ON    U.S. $
                                   AMOUNT   ORIGINATION  CURRENT    UNREALIZED
                                    (000)      DATE       VALUE    APPRECIATION
                                  -------- ------------ ---------- ------------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Mark, expiring 5/21/97     2,500   $1,581,278  $1,539,417   $ 41,861
Japanese Yen, expiring 3/12/97    182,000    1,659,070   1,509,484    149,586
Netherland Guilder, expiring
  5/21/97                           4,400    2,478,314   2,412,914     65,400
                                                                     --------
                                                                     $256,847


24



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 87,500,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Class A, Class C and Advisor Class each consist of 25,000,000 authorized shares and Class B consists of 12,500,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                     JAN. 31,1997     JULY 31,    JAN. 31,1997       JULY 31,
                      (UNAUDITED)       1996       (UNAUDITED)         1996
                     ------------  ------------  --------------  --------------
Class A
Shares sold              464,555       666,687     $ 5,569,644     $ 7,703,615
Shares issued in
  reinvestment of
  distributions          632,330       214,027       6,980,925       2,238,721
Shares converted
  from Class B            22,999        29,137         279,159         365,303
Shares redeemed         (380,974)     (788,775)     (4,624,007)     (8,976,608)
Net increase             738,910       121,076     $ 8,205,721     $ 1,331,031

CLASS B
Shares sold            1,075,423     1,035,693     $12,281,464     $11,503,034
Shares issued in
  reinvestment of
  distributions          179,179        21,596       1,858,085         215,523
Shares converted
  to Class A             (24,359)      (30,676)       (279,159)       (365,303)
Shares redeemed         (257,872)     (253,960)     (3,002,727)     (2,731,200)
Net increase             972,371       772,653     $10,857,663     $ 8,622,054

CLASS C
Shares sold              394,269       501,624     $ 4,458,897     $ 5,589,123
Shares issued in
  reinvestment of
  distributions           37,786         4,299         392,592          42,946
Shares redeemed         (181,911)     (274,347)     (2,056,096)     (3,044,867)
Net increase             250,144       231,576     $ 2,795,393     $ 2,587,202


                     OCT. 2, 1996*                 OCT. 2,1996*
                           TO                            TO
                     JAN. 31, 1997                JAN. 31, 1997
                      (UNAUDITED)                  (UNAUDITED)
                     ------------                --------------
ADVISOR CLASS
Shares sold               27,653                   $   343,144
Shares issued in
  reinvestment of
  distributions            2,983                        32,936
Shares redeemed             (121)                       (1,500)
Net increase              30,515                   $   374,580


*    Commencement of distribution.

25

FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS A
                                            ----------------------------------------------------------------------------------
                                              SIX MONTHS                                OCTOBER 1,
                                                ENDED                                      1993
                                              JANUARY 31,      YEAR ENDED JULY 31,          TO        YEAR ENDED SEPTEMBER 30,
                                                1997       --------------------------    JULY 31,     ------------------------
                                             (UNAUDITED)       1996          1995        1994(a)          1993         1992
                                            -------------  ------------  ------------  -------------  -----------  -----------
Net asset value, beginning of period          $11.61         $10.38        $11.08        $11.24          $9.33       $10.55

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.09)(b)       (.14)(b)      (.09)         (.15)(b)       (.15)        (.16)
Net realized and unrealized gain (loss)
  on investments and foreign currency
transactions                                    1.63           1.90          1.50          (.01)          2.49        (1.03)
Net increase (decrease) in net asset
  value from operations                         1.54           1.76          1.41          (.16)          2.34        (1.19)

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)          (.53)        (1.99)           -0-          (.43)        (.03)
Tax return of capital                             -0-            -0-         (.12)           -0-            -0-          -0-
Net asset value, end of period                $11.59         $11.61        $10.38        $11.08         $11.24        $9.33

TOTAL RETURN
Total investment return based on net
  asset value (c)                              13.89%         17.46%        16.62%        (1.42)%        25.83%      (11.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $77,022        $68,623       $60,057       $61,372        $65,713      $58,491
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.37%(d)       2.51%         2.54%(e)      2.42%(d)       2.53%        2.34%
  Net investment loss                          (1.45)%(d)     (1.22)%       (1.17)%       (1.26)%(d)     (1.13)%       (.85)%
Portfolio turnover rate                           62%           139%          128%           78%            97%         108%
Average commission rate (f)                   $.0310             --            --            --             --           --


See footnote summary on page 29.


26



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                            ----------------------------------------------------------------------------------
                                              SIX MONTHS                                OCTOBER 1,
                                                ENDED                                      1993
                                              JANUARY 31,      YEAR ENDED JULY 31,          TO        YEAR ENDED SEPTEMBER 30,
                                                1997       --------------------------    JULY 31,     ------------------------
                                             (UNAUDITED)       1996          1995        1994(a)          1993         1992
                                            -------------  ------------  ------------  -------------  -----------  -----------
Net asset value, beginning of period          $11.03          $9.95        $10.78        $11.00          $9.20       $10.49

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.12)(b)       (.20)(b)      (.12)         (.17)(b)       (.15)        (.20)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.52           1.81          1.40          (.05)          2.38        (1.06)
Net increase (decrease) in net asset
  value from operations                         1.40           1.61          1.28          (.22)          2.23        (1.26)

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)          (.53)        (1.99)           -0-          (.43)        (.03)
Tax return of capital                             -0-            -0-         (.12)           -0-            -0-          -0-
Net asset value, end of period                $10.87         $11.03         $9.95        $10.78         $11.00        $9.20

TOTAL RETURN
Total investment return based on net
  asset value (c)                              13.33%         16.69%        15.77%        (2.00)%        24.97%      (12.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,616        $14,247        $5,164        $3,889         $1,150         $819
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.10%(d)       3.21%         3.20%(e)      3.15%(d)       3.26%        3.11%
  Net investment loss                          (2.19)%(d)     (1.88)%       (1.92)%       (1.93)%(d)     (1.85)%      (1.31)%
Portfolio turnover rate                           62%           139%          128%           78%            97%         108%
Average commission rate (f)                   $.0310             --            --            --             --           --


See footnote summary on page 29.


27



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            ----------------------------------------------------------------------
                                              SIX MONTHS                                 OCTOBER 1,      MAY 3,
                                                 ENDED                                      1993        1993(G)
                                              JANUARY 31,      YEAR ENDED JULY 31,           TO           TO
                                                 1997      --------------------------     JULY 31,   SEPTEMBER 30,
                                             (UNAUDITED)       1996          1995         1994(A)        1993
                                            -------------  ------------  ------------  ------------  -------------
Net asset value, beginning of period          $11.05          $9.96        $10.79        $11.00         $9.86

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.13)(b)       (.20)(b)      (.17)         (.17)(b)      (.05)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  1.53           1.82          1.45          (.04)         1.19
Net increase (decrease) in net asset
  value from operations                         1.40           1.62          1.28          (.21)         1.14

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.56)          (.53)        (1.99)           -0-           -0-
Tax return of capital                             -0-            -0-         (.12)           -0-           -0-
Net asset value, end of period                $10.89         $11.05         $9.96        $10.79        $11.00

TOTAL RETURN
Total investment return based on net
asset value (c)                                13.30%         16.77%        15.75%        (1.91)%       11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,786         $4,119        $1,407        $1,330          $261
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       3.10%(d)       3.19%         3.25%(e)      3.13%(d)      3.75%(d)
  Net investment loss                          (2.19)%(d)     (1.85)%       (2.10)%       (1.92)%(d)    (2.51)%(d)
Portfolio turnover rate                           62%           139%          128%           78%           97%
Average commission rate                       $.0310             --            --            --            --


See footnote summary on page 29.

28

                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                              ADVISOR CLASS
                                                           ------------------
                                                           OCTOBER 2, 1996(g)
                                                                   TO
                                                            JANUARY 31, 1997
                                                               (UNAUDITED)
                                                           ------------------
Net asset value, beginning of period                            $12.56

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                           (.04)
Net realized and unrealized gain on investments                    .63
Net increase in net asset value from operations                    .59

LESS: DISTRIBUTIONS
Dividends from net realized gains                                (1.56)
Net asset value, end of period                                  $11.59

TOTAL RETURN
Total investment return based on net asset value (c)              5.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                         $354
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements (d)                     2.00%
  Net investment loss, net of waivers/reimbursements (d)         (1.17)%
Portfolio turnover rate                                             62%
Average commisson rate (f)                                      $.0310


(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for period of less than one year is not annualized.

(d)  Annualized.

(e) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distributions.


29



                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
RUTH BLOCK (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
RANDALL E. HAASE, VICE PRESIDENT
RONALD L. SIMCOE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT

THOMAS BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


30



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


31



ALLIANCE GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCSR